CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Other current assets, due from related parties	$ 1,485	$ 123
Convertible promissory notes, due to related parties	45,385	45,271
Other current liabilities, due to related parties	$ 321	$ 399
Convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized (in shares)	409,351,021	409,351,021
Convertible preferred stock, shares issued (in shares)	175,528,225	175,437,783
Convertible preferred stock, shares outstanding (in shares)	175,528,225	175,437,783
Convertible preferred stock, liquidation preference	$ 258,084	$ 257,947
Series I convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Series I convertible preferred stock, shares authorized (in shares)	4,305	4,305
Series I convertible preferred stock, shares issued (in shares)	2,961	2,961
Series I convertible preferred stock, shares outstanding (in shares)	2,961	2,961
Common stock, par value (in dollars per share)	$ 0.000001	$ 0.000001
Common stock, shares authorized (in shares)	474,728,323	474,728,323
Common stock, shares issued (in shares)	17,694,228	11,228,371
Common stock, shares outstanding (in shares)	17,694,228	11,228,371